Taxation on Ordinary Activities - Summary of Tax on Items Recognised Directly in Other Comprehensive Income (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Tax On Items Recognised Directly In Other Comprehensive Income [Abstract]
Current tax	£ (4)	£ (53)	£ 7
Deferred tax	(133)	70	(9)
(Charged)/credited to other comprehensive income	£ (137)	£ 17	£ (2)